Shareholders’ Equity (Deficit) (Details) - Schedule of share capital (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares [Member]
Schedule of share capital [Line Items]
Ordinary shares, par value	₪ 0.01	₪ 0.01